RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Purchased food products from related parties	$ 42,692	$ 33,529	$ 35,977
Account payable to related parties	52,025	779
Sales to related parties	151,477	118,966	125,526
Shareholder, ShenMi DaZhong and Limited Partners [Member]
Related Party Transaction [Line Items]
Sales commissions	$ 27,932	$ 281,181	$ 103,832